Share-Based Awards (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Assumptions Used

The Company calculated the estimated grant date fair value of the share options granted on February 18, 2014, using a Binomial Tree Model, with key assumptions as follows.

February 18, 2014
Risk-free interest rate	2.33%
Dividend yield	5%
Expected volatility range	39.03%

Schedule of Stock Options

The following table summarizes employee share options activities for the year ended December 31 2014:

Share Options Granted to Employees	Number of Shares	Weighted- Average Exercise Price		Weighted Average Grant- date Fair Value		Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Outstanding, January 1, 2014	4,643,734	US$	3.55	US$	1.25	4.05	—
Forfeited	—		—		—	—	—
Granted	3,479,604	US$	2.04	US$	0.65	7.13	—
Outstanding, December 31, 2014	8,123,338	US$	2.90	US$	0.99	5.37	—

Exercisable at December 31, 2014	5,218,911	US$	2.90	US$	0.99	5.37	—

Summary of Restricted Shares

The following table summarizes the Restricted Shares granted for the year ended December 31, 2014. The fair value of Restricted Shares is simply the spot price of the Company’s ordinary shares in the absence of dividends.

Grant Date	Number of Awards	Fair Value per Share at the Grant date (US$)
February 18, 2014	1,370,250	1.93
July 1, 2014	21,132	2.35
August 1, 2014	69,564	2.44

Schedule of Share-Based Compensation Expense

The share-based compensation expense of the share-based awards granted to employees for the years ended December 31, 2012, 2013 and 2014 is as follows:

	For the Years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
General and administrative expenses	6,776	6,541	6,605	1,065
Selling expenses	2,308	2,263	744	120

	9,084	8,804	7,349	1,185

Restricted shares [Member]
Summary of Restricted Shares

The company recognizes the compensation expense on a straight-line basis over the requisite service period for the entire award. Restricted shares activity for the year ended December 31, 2014 was as follows:

	Numbers of shares	Weighted average grant date fair value
		US$
Outstanding, January 1, 2014	—	—
Granted	1,460,946	1.96
Vested	—	—
Forfeited	—	—

Outstanding, December 31, 2014	1,460,946	1.96

Expected to vest, December 31, 2014	1,460,946	1.96